Schedule of Investments (unaudited) July 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Arizona — 6.3%
Arizona Health Facilities Authority Refunding RB, Series A, 5.00%, 02/01/42	$3,300	$3,485,889
Arizona Industrial Development Authority RB(a)
Series A, 5.50%, 07/01/52	215	231,338
Series G, 5.00%, 07/01/47	430	444,091
Pinal County Electric District No. 3 Refunding RB
4.75%, 07/01/21(b)	680	708,954
4.75%, 07/01/31	3,070	3,185,156
Salt Verde Financial Corp. RB
5.00%, 12/01/32	1,095	1,471,549
5.00%, 12/01/37	4,885	6,797,331
University Medical Center Corp. Refunding RB, 6.00%, 07/01/21(b)	1,600	1,685,472

		18,009,780

Arkansas — 2.5%
Arkansas Development Finance Authority RB, AMT, 4.50%, 09/01/49(a)	1,550	1,568,398
City of Benton Arkansas RB, 4.00%, 06/01/39	755	815,294
City of Fort Smith Arkansas Water & Sewer Revenue Refunding RB, 4.00%, 10/01/40	1,250	1,383,075
City of Little Rock Arkansas RB, 4.00%, 07/01/41	2,645	2,750,959
Pulaski County Public Facilities Board RB, 5.00%, 12/01/42	465	529,905

		7,047,631

California — 16.0%
ABC Unified School District GO, Series C, (NPFGC), 0.00%, 08/01/33(c)	3,420	2,696,773
California Infrastructure & Economic Development Bank Refunding RB, Series A, 4.00%, 11/01/45	3,330	3,561,601
California Statewide Communities Development Authority Refunding RB, Series A, 4.00%, 12/01/53	725	759,698
Carlsbad Unified School District GO, Series B, 6.00%, 05/01/34(d)	1,500	1,831,095
Golden State Tobacco Securitization Corp. Refunding RB
Series A-1, 3.50%, 06/01/36	990	1,000,920
Series A-2, 5.00%, 06/01/47	830	848,418
Hartnell Community College District GO, CAB, Series D, 7.00%, 08/01/34(d)	2,475	3,196,636
Norman Y Mineta San Jose International Airport SJC Refunding RB
Series A, AMT, (BAM), 4.00%, 03/01/42	2,460	2,709,099
Series A-1, AMT, 5.75%, 03/01/34	3,000	3,078,870
Norwalk-La Mirada Unified School District Refunding GO, CAB, Series E, (AGC), 0.00%, 08/01/38(c)	12,000	7,587,000
Palomar Community College District GO, Series B, 0.00%, 08/01/33(c)	4,250	1,820,275
Palomar Community College District GO, CAB
Series B, 0.00%, 08/01/30(c)	2,270	2,062,953
Series B, 6.20%, 08/01/39(d)	4,000	5,154,000
San Diego Community College District GO, CAB, 6.00%, 08/01/33(d)	4,200	5,641,146
State of California GO, 6.00%, 03/01/33	760	763,048

Security	Par (000)	Value

California (continued)
State of California Refunding GO
5.00%, 02/01/38	$2,000	$2,222,900
4.00%, 10/01/44	510	562,117

		45,496,549

Colorado — 0.3%
Colorado Educational & Cultural Facilities Authority Refunding RB, 5.00%, 10/01/59(a)	970	991,961

Connecticut — 0.4%
Connecticut Housing Finance Authority Refunding RB, S/F Housing, Sub-Series E-1, (FHLMC, FNMA, GNMA), 4.00%, 05/15/36	175	193,641
Connecticut State Health & Educational Facilities Authority Refunding RB, Series F, 5.00%, 07/01/21(b)	950	992,142

		1,185,783

Delaware — 0.6%
County of Sussex Delaware RB, 6.00%, 10/01/40	1,800	1,827,000

District of Columbia — 0.9%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding RB, Series A, 5.00%, 10/01/53	2,505	2,609,734

Florida — 7.7%
Capital Trust Agency, Inc. RB, Series A, 5.00%, 06/15/49(a)	100	105,273
City of Tampa Florida RB, CAB(c)
Series A, 0.00%, 09/01/49	465	154,943
Series A, 0.00%, 09/01/53	500	138,490
County of Miami-Dade Florida Aviation Revenue Refunding ARB, Series A, AMT, 5.00%, 10/01/38	365	418,969
County of Miami-Dade Florida RB, CAB(c)
0.00%, 10/01/32	5,000	3,760,550
0.00%, 10/01/33	15,375	11,076,765
County of Miami-Dade Seaport Department ARB, Series B, AMT, 6.00%, 10/01/32	3,000	3,417,480
County of Osceola Florida Transportation Revenue Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/41	445	220,431
Series A-2, 0.00%, 10/01/42	595	283,333
Series A-2, 0.00%, 10/01/43	540	246,964
Series A-2, 0.00%, 10/01/44	550	242,363
Series A-2, 0.00%, 10/01/45	465	197,448
Greater Orlando Aviation Authority ARB, Series A, AMT, 5.00%, 10/01/52	1,130	1,319,636
Palm Beach County Health Facilities Authority RB, Series B, 5.00%, 11/15/42	125	146,754

		21,729,399

Georgia — 0.6%
Main Street Natural Gas, Inc. RB, Series A, 5.00%, 05/15/43	525	627,853
Municipal Electric Authority of Georgia RB
4.00%, 01/01/49	415	455,139
5.00%, 01/01/56	565	658,298

		1,741,290

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii — 1.3%
State of Hawaii Department of Budget & Finance Refunding RB
5.25%, 11/15/37	$600	$640,458
AMT, 4.00%, 03/01/37	2,770	3,012,181

		3,652,639

Idaho — 1.2%
Idaho Health Facilities Authority RB, Series A, 5.00%, 03/01/39	3,000	3,361,350

Illinois — 7.4%
Chicago Board of Education GO
Series C, 5.25%, 12/01/35	1,235	1,313,311
Series D, 5.00%, 12/01/46	1,635	1,707,295
Series H, 5.00%, 12/01/36	375	406,080
Chicago Board of Education Refunding GO
Series C, 5.00%, 12/01/25	550	607,799
Series C, 5.00%, 12/01/34	370	402,016
Series D, 5.00%, 12/01/26	675	754,812
Series F, 5.00%, 12/01/22	505	531,164
Chicago Midway International Airport Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,900	2,076,605
Chicago O’Hare International Airport Refunding RB, Series B, AMT, 4.00%, 01/01/29	2,400	2,495,064
Chicago Transit Authority RB, 5.25%, 12/01/40	1,000	1,047,860
Illinois Housing Development Authority RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.13%, 10/01/38	1,040	1,226,358
Metropolitan Pier & Exposition Authority RB, Series A, 5.00%, 06/15/57	590	631,766
Metropolitan Pier & Exposition Authority Refunding RB, 4.00%, 06/15/50	455	454,809
Railsplitter Tobacco Settlement Authority RB, 6.00%, 06/01/28(b)	1,700	1,781,940
State of Illinois GO
5.00%, 02/01/39	1,000	1,060,980
5.50%, 05/01/39	1,610	1,916,705
Series A, 5.00%, 04/01/38	200	210,492
Series D, 5.00%, 11/01/28	1,585	1,827,632
Upper Illinois River Valley Development Authority Refunding RB, 5.00%, 01/01/55(a)	610	623,463

		21,076,151

Indiana(a) — 0.2%
County of Allen Indiana RB
Series A-1, 6.63%, 01/15/34	300	251,388
Series A-1, 6.75%, 01/15/43	245	198,016

		449,404

Iowa — 0.8%
Iowa Finance Authority Refunding RB, Series B, 5.25%, 12/01/50(e)	2,050	2,168,613

Kansas — 0.7%
City of Lenexa Kansas Refunding RB, Series A, 5.00%, 05/15/39	640	656,653
Seward County Unified School District No. 480 Liberal Refunding GO, 5.00%, 09/01/39	1,085	1,192,046

		1,848,699

Kentucky — 5.8%
County of Boyle Kentucky Refunding RB, 5.00%, 06/01/37	2,000	2,399,760

Security	Par (000)	Value

Kentucky (continued)
Kentucky Economic Development Finance Authority RB, Series A, 5.38%, 01/01/23(b)	$3,400	$3,825,408
Kentucky Economic Development Finance Authority Refunding RB, Series B, (NPFGC), 0.00%, 10/01/23(c)	8,500	7,961,865
Kentucky Public Transportation Infrastructure Authority RB, CAB(d)
Series C, 6.45%, 07/01/34	1,000	987,660
Series C, 6.60%, 07/01/39	1,395	1,363,780

		16,538,473

Louisiana — 1.5%
City of Alexandria Louisiana Utilities Revenue RB, 5.00%, 05/01/24(b)	1,790	2,108,226
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Series A-1, 6.50%, 11/01/35	1,565	1,582,951
Louisiana Public Facilities Authority RB, 6.50%, 05/01/21(b)	600	628,146

		4,319,323

Maine — 0.4%
Maine State Housing Authority RB, M/F Housing, Series E, 4.25%, 11/15/43	540	618,996
Maine State Housing Authority RB, S/F Housing, Series C, 3.95%, 11/15/43	505	564,555

		1,183,551

Maryland — 0.4%
Anne Arundel County Consolidated Special Taxing District ST
5.13%, 07/01/36	260	262,623
5.25%, 07/01/44	260	261,303
Maryland Community Development Administration Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	590	665,396

		1,189,322

Massachusetts — 2.1%
Massachusetts Housing Finance Agency Refunding RB, S/F Housing, Series 182, AMT, 3.30%, 12/01/28	1,000	1,067,670
Massachusetts Development Finance Agency RB
Series A, 5.25%, 01/01/42	900	1,022,085
Series A, 5.00%, 01/01/47	1,010	1,134,876
Massachusetts Development Finance Agency Refunding RB
4.00%, 07/01/39	1,375	1,419,798
5.00%, 04/15/40	600	649,284
Series A, 4.00%, 06/01/49	235	254,893
Massachusetts Housing Finance Agency RB, M/F Housing
Series A, 3.85%, 06/01/46	35	37,966
Series C-1, 2.90%, 12/01/39	365	378,939

		5,965,511

Michigan — 3.1%
Michigan Finance Authority RB, Series C-2, Senior Lien, AMT, 5.00%, 07/01/22(b)	360	392,908
Michigan Finance Authority Refunding RB, 4.00%, 11/15/46	900	986,418
Michigan State Hospital Finance Authority Refunding RB, Series C, 4.00%, 12/01/32	4,150	4,380,698

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State Housing Development Authority RB, S/F Housing
Series A, 4.00%, 06/01/49	$875	$973,971
Series B, 2.95%, 12/01/39	375	395,974
Series C, 4.13%, 12/01/38	285	320,605
Michigan Strategic Fund RB, AMT, 5.00%, 12/31/43	1,250	1,404,425

		8,854,999

Minnesota — 1.8%
City of Otsego Minnesota Refunding RB, Series A, 5.00%, 09/01/44	700	716,884
City of Spring Lake Park Minnesota RB, 5.00%, 06/15/39	1,760	1,848,035
Housing & Redevelopment Authority of The City of St. Paul Minnesota RB, Series A, 5.50%, 07/01/52(a)	305	323,446
Minneapolis-St. Paul Metropolitan Airports Commission Refunding RB, Sub Series D, AMT, 5.00%, 01/01/41	460	529,051
Minnesota Higher Education Facilities Authority RB
Series 8-K, 4.00%, 03/01/43	615	646,728
Series B, 4.25%, 05/01/40	1,070	1,025,242

		5,089,386

Mississippi — 0.2%
County of Warren Mississippi RB, Series A, 5.38%, 12/01/35	600	631,596

Missouri — 2.7%
Health & Educational Facilities Authority of the State of Missouri RB
5.25%, 10/01/21(b)	500	529,555
5.00%, 10/01/23(b)	750	864,247
4.13%, 02/15/43	700	725,823
Series A, 5.00%, 06/01/42	860	1,046,405
Series A, 5.00%, 06/01/47	1,230	1,473,282
Series C-2, 5.00%, 10/01/34	1,500	1,708,620
Missouri Development Finance Board RB, Series B, 5.00%, 11/01/41	1,350	1,410,507

		7,758,439

Nebraska — 1.8%
Central Plains Energy Project RB, 5.00%, 09/01/42	900	975,987
Douglas County Hospital Authority No 3 Refunding RB, 5.00%, 11/01/45	600	684,834
Nebraska Public Power District Refunding RB
Series A, 5.00%, 01/01/32	2,535	2,697,291
Series A, 4.00%, 01/01/44	600	626,574

		4,984,686

Nevada — 0.6%
County of Clark Department of Aviation Refunding RB, Series A-2, Subordinate Lien, 4.25%, 07/01/36	1,500	1,677,750
Nevada Department of Business & Industry RB, Series A, 5.00%, 07/15/37(a)	125	131,164

		1,808,914

New Hampshire(a) — 0.3%
New Hampshire Business Finance Authority Refunding RB
Series B, 4.63%, 11/01/42	505	510,313
Series C, AMT, 4.88%, 11/01/42	220	222,336

		732,649

Security	Par (000)	Value

New Jersey — 8.6%
Middlesex County Improvement Authority RB, Series B, 6.25%, 01/01/37(f)(g)	$1,510	$30,200
New Jersey Economic Development Authority RB
Series B, 4.50%, 06/15/40	1,930	2,148,707
Series DDD, 5.00%, 06/15/42	160	180,078
AMT, (AGM), 5.13%, 07/01/42	300	329,232
Series B, AMT, 5.63%, 11/15/30	990	1,030,709
New Jersey Health Care Facilities Financing Authority Refunding RB
Series A, 4.63%, 07/01/21(b)	770	801,208
Series A, 5.63%, 07/01/21(b)	2,560	2,686,976
Series A, 5.00%, 07/01/25	500	541,820
New Jersey Higher Education Student Assistance Authority RB, Series B, AMT, 3.50%, 12/01/39	1,120	1,140,216
New Jersey Higher Education Student Assistance Authority Refunding RB, Series B, AMT, 3.25%, 12/01/39	1,970	1,984,775
New Jersey Housing & Mortgage Finance Agency Refunding RB, S/F Housing, Series E, 2.45%, 10/01/50(h)	235	235,872
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/42	395	414,845
Series AA, 5.00%, 06/15/38	290	316,657
Series AA, 5.00%, 06/15/45	1,350	1,469,434
Series AA, 5.00%, 06/15/46	600	652,500
Series B, 5.50%, 06/15/31	2,000	2,068,300
New Jersey Transportation Trust Fund Authority RB, CAB, Series A, 0.00%, 12/15/35(c)	1,600	961,776
New Jersey Transportation Trust Fund Authority Refunding RB
4.00%, 12/15/39	820	884,313
Series A, 5.00%, 12/15/36	240	281,122
New Jersey Turnpike Authority RB, Series E, 5.00%, 01/01/45	820	928,535
Tobacco Settlement Financing Corp. Refunding RB, Sub- Series B, 5.00%, 06/01/46	4,770	5,366,298

		24,453,573

New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council Refunding RB, 5.00%, 08/01/44	680	791,534

New York — 5.8%
Erie Tobacco Asset Securitization Corp. Refunding RB, Series A, 5.00%, 06/01/45	1,825	1,824,690
Metropolitan Transportation Authority Refunding RB
Series A, 5.00%, 11/15/41	30	31,189
Series C-1, 4.75%, 11/15/45	1,700	1,899,801
Series C-1, 5.00%, 11/15/50	550	630,729
Series C-1, 5.25%, 11/15/55	810	926,689
Series C-1, 5.00%, 11/15/56	320	352,659
New York City Industrial Development Agency RB
(AMBAC), 5.00%, 01/01/39	1,100	1,101,122
(AGC), 6.50%, 01/01/46	300	301,050
New York City Transitional Finance Authority Future Tax Secured Revenue RB, Series C, 4.00%, 05/01/45	1,380	1,645,057
New York Counties Tobacco Trust IV Refunding RB, Series A, 6.25%, 06/01/41(a)	1,400	1,400,700
New York Counties Tobacco Trust VI Refunding RB, Series C, 4.00%, 06/01/51	1,000	898,200

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp. Refunding RB, Class 2, 5.15%, 11/15/34(a)	$640	$678,534
New York Power Authority Refunding RB, Series A, 4.00%, 11/15/60	350	415,758
Port Authority of New York & New Jersey ARB, Series 221, AMT, 4.00%, 07/15/60	1,395	1,563,195
Port Authority of New York & New Jersey Refunding ARB
Consolidated, 186th Series, AMT, 5.00%, 10/15/36	470	536,068
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	950	1,065,644
Westchester Tobacco Asset Securitization Corp. Refunding RB, Series C, 5.13%, 06/01/51	1,160	1,182,086

		16,453,171

North Carolina — 0.4%
North Carolina Medical Care Commission RB, 4.00%, 11/01/52	630	718,761
North Carolina Turnpike Authority RB
Senior Lien, 4.00%, 01/01/55	155	171,726
Senior Lien, (AGM), 4.00%, 01/01/55	110	123,080

		1,013,567

North Dakota — 0.3%
County of Burleigh North Dakota Refunding RB, Series A, 5.00%, 07/01/21(b)	720	751,630

Ohio — 4.6%
Buckeye Tobacco Settlement Financing Authority Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,800	4,188,854
Butler County Port Authority RB(a)
Series A-1, 6.25%, 01/15/34	500	422,875
Series A-1, 6.38%, 01/15/43	275	215,089
City of Dayton Ohio Airport Revenue Refunding RB, Series A, AMT, (AGM), 4.00%, 12/01/32	3,000	3,143,580
County of Montgomery Ohio Refunding RB, 4.00%, 11/15/42	1,050	1,138,840
Ohio Air Quality Development Authority RB, AMT, 5.00%, 07/01/49(a)	650	661,694
Ohio Housing Finance Agency RB, S/F Housing, Series A, (FNMA, FHLMC, GNMA), 4.00%, 09/01/48	50	54,637
State of Ohio Refunding RB, Series A, 5.00%, 01/15/41	3,010	3,162,035

		12,987,604

Oklahoma — 0.9%
Oklahoma City Public Property Authority Refunding RB
5.00%, 10/01/36	800	893,592
5.00%, 10/01/39	280	311,371
Oklahoma Development Finance Authority RB, Series B, 5.50%, 08/15/52	680	807,731
Oklahoma Turnpike Authority RB, Series A, 4.00%, 01/01/48	420	472,059

		2,484,753

Oregon — 1.7%
Oregon Health & Science University RB, Series A, 4.00%, 07/01/37	575	664,482
Oregon State Facilities Authority Refunding RB, Series A, 5.00%, 04/01/45	2,485	2,815,753

Security	Par (000)	Value

Oregon (continued)
Salem-Keizer School District No. 24J GO, CAB, Series A, 0.00%, 06/15/40(c).	$935	$569,443
State of Oregon Housing & Community Services Department RB, S/F Housing, Series C, 3.95%, 07/01/43	585	643,541

		4,693,219

Pennsylvania — 9.5%
City of Philadelphia Pennsylvania Airport Revenue Refunding ARB, Series B, AMT, 5.00%, 07/01/35	575	690,448
Commonwealth Financing Authority RB, (AGM), 4.00%, 06/01/39	2,785	3,092,464
Delaware River Port Authority RB, 4.50%, 01/01/32	3,000	3,374,910
Mckeesport Area School District Refunding GO, CAB, (NPFGC), 0.00%, 10/01/31(c)(i)	500	420,430
Montgomery County Higher Education and Health Authority Refunding RB, Series A, 4.00%, 09/01/49	565	620,183
Pennsylvania Economic Development Financing Authority RB
Series A-1, 4.00%, 04/15/50	780	895,362
AMT, 5.00%, 12/31/38	1,610	1,767,168
Pennsylvania Economic Development Financing Authority Refunding RB, AMT, 5.50%, 11/01/44	810	831,433
Pennsylvania Higher Education Assistance Agency RB, Series B, AMT, 3.00%, 06/01/47	155	152,825
Pennsylvania Housing Finance Agency RB, S/F Housing
Series 127-B, 3.88%, 10/01/38	670	737,978
Series 128-B, 3.85%, 04/01/38	1,505	1,672,988
Pennsylvania Turnpike Commission RB
Series C, 5.00%, 12/01/39	850	994,772
Sub-Series A-1, 5.00%, 12/01/41	2,735	3,138,823
Series A, Subordinate, 4.00%, 12/01/49	710	787,575
Pottsville Hospital Authority Refunding RB, Series B, 5.00%, 07/01/45	2,000	2,330,820
School District of Philadelphia Refunding GO, Series F, 5.00%, 09/01/37	800	955,408
State Public School Building Authority Refunding RB, Series A, 5.00%, 06/01/34	3,825	4,621,786

		27,085,373

Puerto Rico — 6.2%
Children’s Trust Fund Refunding RB
5.50%, 05/15/39	495	495,148
5.63%, 05/15/43	530	530,106
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series A, Senior Lien, 5.00%, 07/01/33	2,145	2,201,993
Series A, Senior Lien, 5.13%, 07/01/37	615	632,681
Puerto Rico Commonwealth Aqueduct & Sewer Authority Refunding RB
Series A, Senior Lien, 6.00%, 07/01/38	630	635,588
Series A, Senior Lien, 6.00%, 07/01/44	1,140	1,149,986
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB, Restructured, Series A-1, 0.00%, 07/01/46(c)	4,827	1,406,926
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, Restructured
Series A-1, 4.75%, 07/01/53	1,593	1,691,447
Series A-1, 5.00%, 07/01/58	5,936	6,393,191

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, Restructured (continued)
Series A-2, 4.33%, 07/01/40	$861	$895,535
Series A-2, 4.78%, 07/01/58	1,459	1,553,762

		17,586,363

Rhode Island — 3.5%
Rhode Island Health and Educational Building Corp. Refunding RB, Series A, (AGM), 3.75%, 05/15/32	1,845	2,096,861
Rhode Island Student Loan Authority RB, Series A, AMT, 3.63%, 12/01/37	1,565	1,614,376
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.00%, 06/01/40	1,000	1,108,640
Series B, 4.50%, 06/01/45	2,725	2,880,052
Series B, 5.00%, 06/01/50	2,000	2,161,840

		9,861,769

South Carolina — 1.8%
South Carolina Jobs-Economic Development Authority RB, 5.00%, 01/01/55(a)	755	666,861
South Carolina Jobs-Economic Development Authority Refunding RB, Series A, 5.00%, 05/01/38	1,895	2,190,070
South Carolina Public Service Authority RB, Series E, 5.00%, 12/01/48	2,125	2,353,034

		5,209,965

Tennessee — 3.0%
Chattanooga Health Educational & Housing Facility Board RB, Series A, 5.25%, 01/01/23(b)	2,945	3,294,542
Chattanooga-Hamilton County Hospital Authority Refunding RB, Series A, 5.00%, 10/01/44	875	953,916
Greeneville Health & Educational Facilities Board Refunding RB, Series A, 4.00%, 07/01/40	615	664,348
Johnson City Health & Educational Facilities Board RB, Series A, 5.00%, 08/15/42	1,200	1,271,604
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB
Series A, 5.00%, 07/01/40	1,075	1,229,736
Series A, 5.00%, 07/01/46	945	1,067,018

		8,481,164

Texas — 10.0%
Brazos Higher Education Authority, Inc. RB, Series 1B, AMT, 3.00%, 04/01/40	105	101,326
Central Texas Turnpike System Refunding RB
Series C, 5.00%, 08/15/37	1,970	2,178,032
Series C, 5.00%, 08/15/42	1,480	1,620,245
Harris County-Houston Sports Authority Refunding RB, CAB, Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/38(c)	5,000	2,306,300
Leander Independent School District Refunding GO, CAB(c)
Series D, (PSF-GTD), 0.00%, 08/15/24(b)	550	323,103
Series D, (PSF-GTD), 0.00%, 08/15/35	5,450	3,138,600
Midland County Fresh Water Supply District No. 1 RB, CAB, Series A, 0.00%, 09/15/38(c)	16,780	8,591,024
North Texas Tollway Authority Refunding RB, 4.25%, 01/01/49	930	1,057,847
Red River Education Finance Corp. RB, 5.25%, 03/15/23(b)	1,140	1,292,179
Tarrant County Cultural Education Facilities Finance Corp. RB, Series B, 5.00%, 07/01/35	440	552,900

Security	Par (000)	Value

Texas (continued)
Texas Department of Housing & Community Affairs RB, S/F Housing, Series A, (GNMA), 4.25%, 09/01/43	$300	$338,343
Texas Municipal Gas Acquisition & Supply Corp. III RB, 5.00%, 12/15/32	2,080	2,191,530
Texas Private Activity Bond Surface Transportation Corp. RB, Senior Lien, 7.00%, 06/30/40	3,000	3,012,180
Texas Transportation Commission RB, CAB(c)
0.00%, 08/01/35	420	250,219
0.00%, 08/01/36	235	132,846
0.00%, 08/01/37	305	163,318
0.00%, 08/01/38	315	159,796
0.00%, 08/01/44	1,370	499,420
0.00%, 08/01/45	1,800	621,918

		28,531,126

Utah — 0.6%
Utah Charter School Finance Authority Refunding RB
5.25%, 06/15/37(a)	205	226,300
4.00%, 04/15/42	600	649,704
5.38%, 06/15/48(a)	260	280,233
Utah Housing Corp. RB, S/F Housing, Series D-2, Class III, (FHA), 4.00%, 01/01/36	405	454,920

		1,611,157

Vermont — 0.1%
Vermont Student Assistance Corp. RB, Series A, AMT, 4.25%, 06/15/32	360	377,978

Virginia — 2.0%
Ballston Quarter Community Development Authority TA, Series A, 5.38%, 03/01/36	780	767,777
Tobacco Settlement Financing Corp. Refunding RB, Series B-1, 5.00%, 06/01/47	1,030	1,029,990
Virginia Housing Development Authority RB, M/F Housing, Series E, 3.15%, 12/01/49	1,515	1,610,930
Virginia Small Business Financing Authority RB
AMT, 5.00%, 01/01/48(a)(e)	745	748,576
Senior Lien, AMT, 6.00%, 01/01/37	1,440	1,547,568

		5,704,841

Washington — 0.7%
King County Housing Authority Refunding RB, 3.00%, 06/01/40	725	775,692
Port of Seattle Washington ARB, Series A, AMT, 5.00%, 05/01/43	625	729,044
Washington Health Care Facilities Authority Refunding RB, 5.00%, 09/01/55	470	585,911

		2,090,647

West Virginia — 0.3%
West Virginia Hospital Finance Authority RB, Series A, 4.00%, 06/01/51	730	794,963

Wisconsin — 0.7%
Public Finance Authority Refunding RB, AMT, 4.00%, 08/01/35	435	442,621
WPPI Energy Refunding RB, Series A, 5.00%, 07/01/37	1,330	1,517,038

		1,959,659

Total Municipal Bonds — 128.6% (Cost: $323,226,813)		365,176,888

5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

California — 0.5%
Los Angeles Unified School District GO, Series B-1, 5.25%, 07/01/42(k)	$1,182	$1,508,242

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue Refunding ARB, Series A, AMT, 5.25%, 12/01/48(k)	1,769	2,153,946

Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority Refunding RB, 5.00%, 12/01/45	3,902	4,509,041

District of Columbia — 0.9%
District of Columbia Housing Finance Agency RB, M/F Housing, Series 2, (FHA), 4.10%, 09/01/39	2,102	2,405,325

Florida — 1.6%
Greater Orlando Aviation Authority ARB, Series A, AMT, 4.00%, 10/01/49	1,860	2,090,417
Pinellas County School Board COP, Series A, 5.00%, 07/01/41	2,120	2,573,743

		4,664,160

Georgia — 0.6%
Georgia Housing & Finance Authority Refunding RB, Series A, 3.70%, 06/01/49	1,581	1,742,595

Louisiana — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue Refunding RB, Series A, 1st Lien, 4.00%, 05/01/41	1,200	1,339,392

Maine — 0.3%
Maine State Housing Authority RB, M/F Housing, Series E, 4.15%, 11/15/38	719	831,895

Maryland — 1.2%
Maryland Stadium Authority RB, 5.00%, 05/01/42	2,760	3,337,116

Massachusetts — 1.3%
Commonwealth of Massachusetts GO, Series A, 5.00%, 01/01/46	3,018	3,760,390

Michigan — 1.9%
Michigan Finance Authority RB, 4.00%, 02/15/47	2,759	3,149,544
Michigan State Housing Development Authority RB, M/F Housing, Series A, 4.05%, 10/01/48	2,142	2,376,100

		5,525,644

Minnesota — 2.0%
State of Minnesota RB, Series A, 5.00%, 06/01/38	5,000	5,609,250

Nebraska — 0.6%
Nebraska Investment Finance Authority RB, S/F Housing, Series A, (FNMA, FHLMC, GNMA), 3.70%, 03/01/47	1,527	1,722,910

Nevada — 1.0%
County of Clark Nevada GO, Series A, 5.00%, 06/01/38	2,311	2,899,329

Security	Par (000)	Value

New Jersey — 1.7%
New Jersey Transportation Trust Fund Authority RB, Series B, 5.25%, 06/15/36(k)	$2,861	$2,943,219
New Jersey Turnpike Authority Refunding RB, Series G, 4.00%, 01/01/43	1,606	1,804,618

		4,747,837

New York — 9.1%
City of New York New York Refunding GO, Series B, 4.00%, 08/01/32	1,600	1,790,384
City of New York Water & Sewer System RB, Series CC, 5.00%, 06/15/47	4,000	4,506,582
Hudson Yards Infrastructure Corp. RB(k)
5.75%, 02/15/47(b)	1,083	1,113,741
5.75%, 02/15/47	667	685,139
New York City Housing Development Corp. Refunding RB, Series A, 4.15%, 11/01/38	1,650	1,847,093
New York City Transitional Finance Authority Building Aid Revenue RB, Series S-1, 4.00%, 07/15/42(k)	2,145	2,269,539
New York City Water & Sewer System Refunding RB, Series BB, 4.00%, 06/15/47	6,000	6,444,000
New York Liberty Development Corp. ARB, 5.25%, 12/15/43	4,500	4,755,241
New York State Thruway Authority Refunding RB, Series A, 5.00%, 03/15/31	2,360	2,480,832

		25,892,551

Ohio — 0.7%
Northeast Ohio Regional Sewer District Refunding RB, 4.00%, 11/15/49(k)	1,800	1,970,190

Pennsylvania — 1.3%
Commonwealth of Pennsylvania GO, 1st Series, 4.00%, 03/01/36(k)	2,399	2,818,326
Philadelphia Authority for Industrial Development RB, Series A, 4.00%, 07/01/44	914	979,938

		3,798,264

Rhode Island — 1.1%
Rhode Island Housing and Mortgage Finance Corp. Refunding RB, S/F Housing
Series 69-B, (FNMA, FHLMC, GNMA), 3.55%, 10/01/33	2,040	2,256,383
Series 69-B, (FNMA, FHLMC, GNMA), 3.95%, 10/01/43	673	734,904

		2,991,287

Texas — 5.0%
Aldine Independent School District Refunding GO, (PSF-GTD), 5.00%, 02/15/42	2,609	3,243,173
City of San Antonio Texas Electric & Gas Systems Revenue RB, Junior Lien, 5.00%, 02/01/43	2,380	2,623,426
Houston Community College System GO, 4.00%, 02/15/43	2,160	2,330,338
Howe Independent School District GO, (PSF-GTD), 4.00%, 08/15/43	1,680	1,933,579
San Antonio Public Facilities Corp. Refunding RB, 4.00%, 09/15/42	1,409	1,491,881

6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Department of Housing & Community Affairs RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	$698	$761,637
Series A, (GNMA), 3.00%, 09/01/45	494	517,154
Series A, (GNMA), 3.75%, 09/01/49	383	417,571
Series A, (GNMA), 3.00%, 03/01/50	936	979,890

		14,298,649

Washington — 0.9%
Washington Health Care Facilities Authority Refunding RB, Series B, 4.13%, 08/15/43	2,213	2,424,107

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.6% (Cost: $90,990,407)		98,132,120

Total Long-Term Investments — 163.2% (Cost: $414,217,220)		463,309,008

	Shares

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(l)(m)	292,947	293,006

Total Short-Term Securities — 0.1% (Cost: $293,006)		293,006

Total Investments — 163.3% (Cost: $414,510,226)		463,602,014

Other Assets Less Liabilities — 1.0%		2,971,144

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.0)%		(56,777,364)

VMTP Shares at Liquidation Value — (44.3)%		(125,900,000)

Net Assets Applicable to Common Shares — 100.0%		$283,895,794

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 15, 2020 to February 15, 2047, is $9,553,900.

(l)	Affiliate of the Trust.
(m)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased	Shares Sold		Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,003,098	—	(3,710,151	)(b)	292,947	$293,006	$116	$674	$(526)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

7

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$365,176,888	$—	$365,176,888
Municipal Bonds Transferred to Tender Option Bond Trusts	—	98,132,120	—	98,132,120
Short-Term Securities
Money Market Funds	293,006	—	—	293,006

	$293,006	$463,309,008	$—	$463,602,014

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(56,757,860)	$—	$(56,757,860)
VMTP Shares at Liquidation Value	—	(125,900,000)	—	(125,900,000)

	$—	$(182,657,860)	$—	$(182,657,860)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

Portfolio Abbreviation (continued)

RB	Revenue Bond

S/F	Single-Family

ST	Special Tax

TA	Tax Allocation

8